PREPAID EXPENSES AND OTHER CURRENT ASSETS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

2.    PREPAID EXPENSES AND OTHER CURRENT ASSETS:

Prepaid expenses and other current assets consist of the following:

	March 31,	December 31,
(in thousands)	2023	2022
Prepaid service charges and property taxes	$108	$55
Prepaid utilities	96	51
Prepaid insurance	589	358
Prepaid administrative expenses	76	35
Prepaid consulting fees	177	304
Prepaid technical fees	13	22
Research grant receivable	61	—
VAT receivable	41	195
Other receivable and other prepaid expenses	50	36
Total prepaid expenses and other current assets	$1,211	$1,056

As of March 31, 2023 and December 31, 2022, there was $160 thousand and $169 thousand respectively, of non-current prepaid insurance related to directors’ and officers’ liability insurance that was included in the amounts above.

3.    PREPAID EXPENSES AND OTHER CURRENT ASSETS:

Prepaid expenses and other current assets consist of the following:

	December 31,	December 31,
	2022	2021
Prepaid service charges and property taxes	$55	$58
Prepaid utilities	51	51
Prepaid insurance	358	412
Prepaid administrative expenses	35	63
Prepaid technical fees	22	141
Prepaid consulting fees	304	27
VAT receivable	195	50
Other receivable and other prepaid expenses	36	—
Total prepaid expenses and other current assets	$1,056	$802

As of December 31, 2022 and 2021, there was $169 thousand and $217 thousand, respectively, of non-current prepaid insurance related to directors’ and officers’ liability insurance that was included in the amounts above.